UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21835

Name of Fund:     BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term

Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 129.1%

Alabama — 1.1%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$1,655	$1,899,113

Alaska — 0.6%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 06/01/46	1,045	1,051,061

Arizona — 3.2%
Arizona IDA, Refunding RB, Series A(a):
Basis Schools, Inc. Projects, 5.13%, 07/01/37	360	374,342
Basis Schools, Inc. Projects, 5.38%, 07/01/50	925	964,590
Odyssey Preparatory Academy Project, 5.50%, 07/01/52	725	719,447
City of Phoenix Arizona IDA, RB, Series A:
Facility, Eagle College Preparatory Project, 5.00%, 07/01/33	870	888,548
Legacy Traditional Schools Projects, 5.00%, 07/01/46(a)	1,255	1,287,931
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A(a):
5.00%, 07/01/35	125	128,899
5.00%, 07/01/46	135	138,001
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	725	859,850

		5,361,608
California — 10.9%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	385	400,007
Sutter Health, Series B, 6.00%, 08/15/20(b)	1,040	1,134,380
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	680	708,934
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	70	76,612
5.25%, 08/15/49	175	190,241

Security	Par (000)	Value
California (continued)
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, 0.00%, 08/01/31(a)(c)	$1,265	$665,782
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	2,045	2,159,459
5.25%, 05/15/39	270	277,533
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	165	195,057
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/47	140	138,933
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 06/01/46	1,000	1,004,440
5.60%, 06/01/36	2,000	2,013,460
Golden State Tobacco Securitization Corp., Refunding RB, Tobacco Settlement Asset-Backed Bonds, Series A-1, 5.25%, 06/01/47	535	556,191
San Diego Tobacco Settlement Revenue Funding Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/32	780	801,052
San Marcos Unified School District, GO, CAB, SAN, Election of 2010, Series B, 0.00%, 08/01/38(c)	3,725	1,758,163
State of California, GO, Various Purpose:
6.50%, 04/01/19(b)	1,085	1,122,812
6.50%, 04/01/33	915	944,902
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	355	398,193
Sub-Series I-1, 6.38%, 11/01/19(b)	400	424,816
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	2,150	2,161,567
5.13%, 06/01/46	1,005	1,010,407

		18,142,941

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Colorado — 4.7%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	$275	$279,873
Colorado Health Facilities Authority, Refunding RB, Series A:
Sisters of Charity of Leavenworth Health System, 5.00%, 01/01/40	3,940	4,091,572
Sunny Vista Living Center Project, 6.13%, 12/01/45(a)	160	168,712
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,682,835
Denver Gateway Center Metropolitan District, GOL, Series A, 5.63%, 12/01/48	550	562,237
Table Mountain Metropolitan District, GO, Series A, 5.25%, 12/01/45	1,000	1,040,850

		7,826,079
Connecticut — 0.9%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	575	580,922
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(a)	860	950,842

		1,531,764
Delaware — 1.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	750	796,725
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,240	2,334,774

		3,131,499
District of Columbia — 1.4%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 07/01/23(b)	260	307,770
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	750	802,178

Security	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	$170	$175,535
5.25%, 10/01/44	1,000	1,035,060

		2,320,543
Florida — 4.8%
Capital Region Community Development District, Refunding, Special Assessment, Capital Improvement:
Revenue Bond, Series A-1, 5.13%, 05/01/39	210	210,622
Series A-2, 4.60%, 05/01/31	515	516,251
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Water & Sewer System, 5.00%, 10/01/20(b)	1,950	2,087,826
Florida Development Finance Corp., RB, Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 08/01/29(a)(d)	740	768,194
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.00%, 05/01/21	100	101,626
4.25%, 05/01/26	100	102,330
5.13%, 05/01/46	400	414,320
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	1,080	1,252,951
Tolomato Community Development District, Refunding, Special Assessment Bonds(e):
Convertible CAB, Series A3, 6.61%, 05/01/40	225	215,872
Convertible CAB, Series A4, 6.61%, 05/01/40	120	96,611
Series 2015-2, 6.61%, 05/01/40	310	203,134
Tolomato Community Development District:
Series 1, 6.61%, 05/01/40(e)(f)	505	402,202
Series 1, 6.65%, 05/01/40(f)(g)	15	14,513
Series 3, 6.61%, 05/01/40(f)(g)	340	3
Series 3, 6.65%, 05/01/40(f)(g)	275	3
Trout Creek Community Development District, Special Assessment Bonds:
5.50%, 05/01/49	570	567,435
5.00%, 05/01/28	160	159,744

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	$795	$874,564
		7,988,201

Georgia — 0.7%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, Series B, 3.50%, 11/01/43	290	281,918
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	240	274,757
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A:
3.95%, 12/01/43	415	416,212
4.00%, 12/01/48	215	215,148

		1,188,035
Guam — 0.1%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	85	86,990

Idaho — 0.5%
Idaho Health Facilities Authority, Refunding RB, St. Luke’s Health System Project, Series A(h):
4.00%, 03/01/43	215	213,663
4.00%, 03/01/38	430	430,344
4.00%, 03/01/48	215	214,256

		858,263
Illinois — 12.3%
Chicago Board of Education, GO, Dedicated Revenues:
Series H, 5.00%, 12/01/36	935	965,210
Project, Series C, 5.25%, 12/01/35	795	827,476
Chicago Board of Education, GO, Refunding, Series C:
5.00%, 12/01/27	415	438,091
5.00%, 12/01/34	940	974,705
Chicago Board of Education, GO, Refunding Series F, 5.00%, 12/01/22	325	340,158
City of Chicago Illinois, GO, Refunding, Series A:
6.00%, 01/01/38	595	670,226
Project, 5.25%, 01/01/32	1,090	1,148,642
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A:
5.75%, 01/01/21(b)	2,100	2,293,998
5.75%, 01/01/39	400	433,196

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	$360	$383,944
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	350	369,456
Illinois Finance Authority, RB, Advocate Health Care Network, Series C(b):
5.38%, 04/01/19	870	892,167
5.38%, 04/01/19	975	999,843
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	550	576,158
Presence Health Network, Series C, 5.00%, 02/15/41	1,500	1,694,295
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.50%, 06/15/53	200	216,850
Metropolitan Pier & Exposition Authority, Refunding RB:
McCormick Place Expansion Project, Series B (AGM), 5.00%, 06/15/50	1,790	1,855,550
McCormick Place Expansion Project, Series B-2, 5.00%, 06/15/50	1,400	1,426,180
McCormik Place Expansion Project, Series B, 5.00%, 06/15/52	225	237,026
State of Illinois, GO:
5.00%, 05/01/27	500	530,690
5.00%, 01/01/28	1,005	1,070,888
5.00%, 03/01/37	755	773,346
Series A, 5.00%, 01/01/33	555	570,562
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)	215	221,934
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	475	514,596

		20,425,187
Indiana — 6.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	365	425,378
7.00%, 01/01/44	885	1,037,955
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(a)	1,095	1,123,174

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana (continued)
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	$135	$145,247
6.75%, 01/15/43	200	214,896
6.88%, 01/15/52	560	602,851
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,285	1,403,695
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	160	170,298
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	520	552,022
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	2,190	2,345,227
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	290	303,270
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A:
5.75%, 05/01/19(b)	495	510,637
5.75%, 05/01/31	105	108,348
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	350	356,717
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	445	492,192
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	560	584,674

		10,376,581
Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50 (d)	825	876,612
Midwestern Disaster Area, 5.50%, 12/01/22	5	5,041
Midwestern Disaster Area, 5.25%, 12/01/25	660	704,768
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	360	375,365

		1,961,786

Security	Par (000)	Value
Kansas — 0.1%
Kansas Development Finance Authority, RB, Viillage Shalom Project, Series A, 5.25%, 11/15/53	$105	$104,490

Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	460	491,284
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(e)	565	529,620

		1,020,904
Louisiana — 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,135	1,238,773
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	350	367,839
5.25%, 05/15/31	300	320,304
5.25%, 05/15/32	380	411,643
5.25%, 05/15/33	415	446,316
5.25%, 05/15/35	945	1,017,803

		3,802,678
Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	970	1,044,855

Maryland — 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	970	1,041,945
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	645	671,877

		1,713,822

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts — 4.6%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	$860	$936,927
Boston Medical Center, Series D, 5.00%, 07/01/44	1,000	1,080,540
North Hill Communities Issue, Series A, 6.50%, 11/15/23(a)(b)	1,000	1,216,220
UMass Boston Student Housing Project, 5.00%, 10/01/48	945	1,020,467
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	500	549,480
Massachusetts HFA, Refunding RB, Series A, AMT:
4.45%, 12/01/42	645	668,762
4.50%, 12/01/47	2,135	2,212,394

		7,684,790
Michigan — 2.1%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	1,970	2,140,838
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	410	441,000
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	825	823,532

		3,405,370
Minnesota — 0.6%
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project, Series A, 5.75%, 07/01/46	180	184,943
Housing & Redevelopment Authority of The City of State Paul Minnesota, Refunding RB, Hmong College Academy Project, Series A, 5.50%, 09/01/36	690	725,783

		910,726
Missouri — 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	85	93,776

Security	Par (000)	Value
Missouri (continued)
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	$330	$338,171
4.75%, 11/15/47	365	375,045
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	115	123,153

		930,145
Nebraska — 0.2%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	285	314,403

New Jersey — 6.6%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	475	509,134
5.25%, 11/01/44	1,160	1,241,362
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	505	510,096
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,410	1,526,903
New Jersey EDA, Refunding RB, Series BBB, 5.50%, 06/15/31	1,225	1,394,699
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	785	871,264
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/45	585	620,527
Transportation System, Series B, 5.25%, 06/15/36	845	881,014
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/36	530	591,883
5.00%, 06/01/46	1,700	1,867,416
Tobacco Settlement Financing Corp. New Jersey, Refunding RB:
Series A, 5.25%, 06/01/46	440	492,672
Sub-Series B, 5.00%, 06/01/46	420	449,954

		10,956,924

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York — 28.4%
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31	$2,830	$3,068,031
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	900	934,209
5.00%, 06/01/42	1,505	1,500,741
5.00%, 06/01/45	555	550,238
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	1,000	1,042,690
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	730	710,013
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	910	902,192
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	4,030	4,433,443
5.75%, 02/15/47	2,480	2,698,538
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	1,125	1,270,598
5.25%, 11/15/39	400	451,540
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	6,140	6,732,203
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	420	442,579
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	2,355	2,484,619
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	160	175,477
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	395	434,358
4 World Trade Center Project, 5.75%, 11/15/51	2,220	2,471,415

Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	$1,000	$1,082,730
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/26	1,275	1,343,825
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	730	796,145
State of New York Dormitory Authority, RB, Series B, 5.75%, 03/15/19(b)	11,250	11,552,737
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center, 5.00%, 12/01/33(a)	455	505,710
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	1,700	1,664,079

		47,248,110
North Carolina — 0.5%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(b)	480	494,006
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	260	297,838

		791,844
Ohio — 4.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	2,295	2,300,737
5.88%, 06/01/47	1,100	1,109,460
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	2,650	2,817,798

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	$1,220	$1,328,312

		7,556,307

Oklahoma — 3.2%
Oklahoma Development Finance Authority, RB:
OU Medicine Project, Series B, 5.00%, 08/15/38	1,450	1,611,950
OU Medicine Project, Series B, 5.25%, 08/15/43	1,305	1,472,105
Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	1,290	1,264,652
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	925	1,017,445

		5,366,152
Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	625	279,700

Pennsylvania — 2.7%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	470	506,171
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	300	323,916
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	660	659,980
Pennsylvania Economic Development Financing Authority, RB, PA Bridges Finco LP, 5.00%, 12/31/38	465	506,450
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	720	759,183
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	1,200	1,217,508

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	$520	$570,107

		4,543,315
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	1,860	1,876,219

Rhode Island — 2.7%
Rhode Island Student Loan Authority, Refunding RB, Senior-Series A, AMT, 3.50%, 12/01/34	655	654,980
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	420	446,670
Series B, 4.50%, 06/01/45	1,875	1,909,125
Series B, 5.00%, 06/01/50	1,360	1,419,024

		4,429,799
South Carolina — 1.9%
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	1,840	2,004,110
Series E, 5.50%, 12/01/53	750	811,710
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	380	410,905

		3,226,725
Tennessee — 0.7%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	490	526,750
5.63%, 01/01/46	570	607,158

		1,133,908
Texas — 6.8%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 01/01/21(b)	730	804,197
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 07/01/39	250	250,528
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	210	253,058

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	$700	$740,656
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(c)	5,200	2,322,996
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare(b):
6.00%, 08/15/20	105	113,887
6.00%, 08/15/20	1,285	1,395,112
Del Mar College District, GOL, Series B, 4.00%, 08/15/48(h)	975	988,689
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A (AGM) (NPFGC), 0.00%, 11/15/34(c)	3,000	1,512,900
Mission Texas Economic Development Corp., RB, Senior Lien, Natural Gasoline Project, Series B, AMT, 5.75%, 10/01/31(a)	875	904,050
Newark Higher Education Finance Corp., RB, Series A(a):
5.50%, 08/15/35	135	142,979
5.75%, 08/15/45	275	292,462
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
Blueridge Transportation Group, AMT, 5.00%, 12/31/55	1,025	1,099,681
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	500	541,720

		11,362,915
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	1,815	1,879,106

Virginia — 2.9%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	260	268,305
5.13%, 03/01/31	510	530,252
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,025	1,024,969
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 07/01/45(a)	240	252,290
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 04/01/45	1,000	1,027,540

Security	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	$1,540	$1,703,363

		4,806,719
Washington — 0.9%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	350	382,925
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	1,020	1,115,696

		1,498,621
Wisconsin — 1.5%
Public Finance Authority, RB, Series A:
Alabama Proton Therapy Center, 6.25%, 10/01/31(a)	290	283,371
Alabama Proton Therapy Center, 7.00%, 10/01/47(a)	290	289,962
5.00%, 12/01/45	825	865,697
5.15%, 12/01/50	555	584,360
Public Finance Authority, Refunding RB, Celanese Project:
Series C, AMT, 4.30%, 11/01/30	200	207,054
Series D, 4.05%, 11/01/30	200	203,050

		2,433,494

Total Municipal Bonds — 129.1% (Cost — $202,998,586)		214,471,692

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 3.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 04/01/19(b)	1,090	1,121,678
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(b)(j)	840	845,160
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	2,700	2,996,217
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	495	562,205

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	$553	$574,435

		6,099,695

Colorado — 0.5%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(j)	740	758,925

Georgia — 0.6%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,046,199

Idaho — 1.3%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	2,120	2,200,125

Illinois — 2.5%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,340	2,572,970
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,498	1,650,123

		4,223,093

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,815	1,819,665

Massachusetts — 4.6%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	7,112	7,658,143

New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(b)(j)	660	680,034

New York — 1.1%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	495	511,139
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,215	1,383,966

		1,895,105

Security	Par (000)	Value
North Carolina — 1.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	$1,180	$1,324,131
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	1,232	1,236,555

		2,560,686

Ohio — 2.8%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 01/01/19(b)	4,634	4,713,050

Pennsylvania — 1.2%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	1,918,706

Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,447	2,477,252

Texas — 9.3%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	11,000	12,009,690
County of Harris Texas, RB, Toll Road, Senior Lien, Series A:
5.00%, 08/15/19(b)(j)	1,202	1,238,884
5.00%, 08/15/38	920	947,639
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,170	1,266,619

		15,462,833

Virginia — 3.5%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(j)	2,224	2,646,096

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$2,949	$3,103,113

		5,749,209
Wisconsin — 1.2%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(b)(j)	1,989	2,039,159

West Virginia— 1.1%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	1,891	1,900,160

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.0% (Cost — $61,231,224)		63,202,038

Total Long-Term Investments — 167.1% (Cost — $264,229,810)		277,673,730

Security	Shares	Value
Short-Term Securities — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.85%(k)(l)	843,663	$843,832

Total Short-Term Securities — 0.5% (Cost — $843,832)		843,832

Total Investments — 167.6% (Cost — $265,073,642)		278,517,562
Other Assets Less Liabilities — 0.6%		998,919
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.7)%		(37,708,161)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.5)%		(75,585,394)

Net Assets Applicable to Common Shares — 100.0%		$166,222,926

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2018 to February 15, 2031, $6,676,288.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,374,394	(1,530,731)	843,663	$843,832	$2,003	$313	$—

(a)	Includes net capital gain distributions, if applicable.

10

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SAN	State Aid Notes

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	20	09/19/18	$2,388	$7,471
Long U.S. Treasury Bond	50	09/19/18	7,148	(4,724)
5-Year U.S. Treasury Note	14	09/28/18	1,584	2,748

				$5,495

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$277,673,730	$—	$277,673,730
Short-Term Securities	843,832	—	—	843,832

	$843,832	$277,673,730	$—	$278,517,562

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$10,219	$—	$—	$10,219
Liabilities:
Interest rate contracts	(4,724)	—	—	(4,724)

	$5,495	$—	$—	$5,495

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(37,607,978)	$—	$(37,607,978)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

	$—	$(113,607,978)	$—	$(113,607,978)

During the period ended July 31, 2018, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Long-Term Municipal Advantage Trust

Date:	September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Long-Term Municipal Advantage Trust

Date:	September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Long-Term Municipal Advantage Trust

Date:	September 20, 2018